Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2013
Prospectus Date	rr_ProspectusDate	Mar. 15, 2013
(Columbia Overseas Value Fund )
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST

Columbia Overseas Value Fund
(the "Fund")

Supplement dated March 15, 2013 to
the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, C, I, R and W shares is revised and supplemented as follows to reflect certain fee changes effective March 16, 2013:

Operating Expenses [TextBlock]	columbia_SupplementTextBlock02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" in its entirety and replacing it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Expense Example Supplement [Text Block]	columbia_SupplementTextBlock03	The section of the Fund's prospectus entitled "Example" is modified by deleting the table in its entirety and replacing it with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

(Columbia Overseas Value Fund ) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.58%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,029
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,332
(Columbia Overseas Value Fund ) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.33%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	711
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,653
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	711
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,653
(Columbia Overseas Value Fund ) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,569
(Columbia Overseas Value Fund ) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.83%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,134
(Columbia Overseas Value Fund ) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.58%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	844
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,864
(Columbia Overseas Value Fund )
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST

Columbia Overseas Value Fund
(the "Fund")

Supplement dated March 15, 2013 to
the Fund's prospectus dated February 28, 2013

The Fund's prospectus offering Class B and K shares is revised and supplemented as follows to reflect certain fee changes effective March 16, 2013:

Operating Expenses [TextBlock]	columbia_SupplementTextBlock02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
(Columbia Overseas Value Fund ) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.33%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,465
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	711
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,465
(Columbia Overseas Value Fund ) | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.38%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	744
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,647
(Columbia Overseas Value Fund )
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST

Columbia Overseas Value Fund
(the "Fund")

Supplement dated March 15, 2013 to
the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective March 16, 2013:

Operating Expenses [TextBlock]	columbia_SupplementTextBlock02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" in its entirety and replacing it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Expense Example Supplement [Text Block]	columbia_SupplementTextBlock03	The section of the Fund's prospectus entitled "Example" is modified by deleting the table in its entirety and replacing it with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

(Columbia Overseas Value Fund ) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,587
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.41% for Class A, 2.16% for Class C, 0.96% for Class I, 1.66% for Class R and 1.41% for Class W.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 2.16% for Class B and 1.26% for Class K.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.16% for Class Z.